Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net.
Schedule of property, plant and equipment

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Buildings and improvements	626,308,198	641,622,780	104,857,457
Machinery	891,911,639	923,433,082	150,912,417
Office equipment and furnishing	1,464,293	1,468,593	240,006
Motor vehicles	4,650,975	3,632,489	593,641
Total cost	1,524,335,105	1,570,156,944	256,603,521
Total accumulated depreciation	(380,612,477)	(497,512,176)	(81,306,125)
Construction in progress	—	23,410,891	3,825,934
Total property, plant, and equipment, net	1,143,722,628	1,096,055,659	179,123,330